Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivate Liability – Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total	€ 52,932
Derivate Liability – Warrants [Member] | Contractual Cash Flows [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total
Other Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total	2,126	€ 16
Other Payables [Member] | Contractual Cash Flows [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total	2,126	16
Total [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total	55,058	16
Total [Member] | Contractual Cash Flows [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total	2,126	16
Less Than One Year [Member] | Derivate Liability – Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total	52,932
Less Than One Year [Member] | Other Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total	2,126	16
Less Than One Year [Member] | Total [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total	55,058	16
1 – 2 Years [Member] | Derivate Liability – Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total
1 – 2 Years [Member] | Other Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total
1 – 2 Years [Member] | Total [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total
2 – 5 Years [Member] | Derivate Liability – Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total
2 – 5 Years [Member] | Other Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total
2 – 5 Years [Member] | Total [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total
More Than 5 Years [Member] | Derivate Liability – Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total
More Than 5 Years [Member] | Other Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total
More Than 5 Years [Member] | Total [Member]
Financial Instruments and Risk Management (Details) - Schedule of expected contractual maturities [Line Items]
Total